Label	Element	Value
Prospectus:	rr_ProspectusTable
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Oct. 04, 2016
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated January 11, 2017 to the

GMO Series Trust Prospectus, dated October 4, 2016

Effective immediately, all references in the GMO Series Trust Prospectus, dated October 4, 2016 (the “Prospectus”) to “GMO Debt Opportunities Fund” and “Debt Opportunities Fund” are replaced with “GMO Opportunistic Income Fund” and “Opportunistic Income Fund,” respectively.